Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	NUVEEN INVESTMENT TRUST II
Prospectus Date	rr_ProspectusDate	Nov. 30, 2016
Supplement [Text Block]	nit2_SupplementTextBlock
NUVEEN WINSLOW MANAGED VOLATILITY EQUITY FUND

SUPPLEMENT DATED FEBRUARY 24, 2017

TO THE PROSPECTUS DATED NOVEMBER 30, 2016

Nuveen Winslow Managed Volatility Equity Fund will be liquidated after the close of business on or near February 28, 2017. The fund will send shareholders the proceeds of the liquidation.
Nuveen Winslow Managed Volatility Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	nit2_SupplementTextBlock
NUVEEN WINSLOW MANAGED VOLATILITY EQUITY FUND

SUPPLEMENT DATED FEBRUARY 24, 2017

TO THE PROSPECTUS DATED NOVEMBER 30, 2016

Nuveen Winslow Managed Volatility Equity Fund will be liquidated after the close of business on or near February 28, 2017. The fund will send shareholders the proceeds of the liquidation.